Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes
Schedule of reconciliation of computed expected tax expense excluding non-controlling interest to income tax expense (benefit) attributable to continuing operations

	Years ended December 31,
(Millions of dollars)	2017	2016	2015
Computed “expected” tax expense excluding noncontrolling interests	$150	$134	$84
Adjustments to tax expense attributable to:
Foreign tax differences	(22)	(14)	22
Tax-exempt income	—	(15)	(11)
State income taxes, net of federal benefit	9	5	1
Repatriation tax	112	—	—
Effect on deferreds of federal rate reduction	(47)	—	—
Federal tax credits	(18)	(31)	(16)
Domestic manufacturing deduction	(2)	(5)	(8)
Other	(1)	(4)	(3)
Total income tax expense	$181	$70	$69

Schedule of components of earnings before income taxes

	Years ended December 31,
(Millions of dollars)	2017	2016	2015
United States	$273	$272	$196
Foreign	155	110	44
Total earnings excluding noncontrolling interests	428	382	240
Net loss (income) attributable to noncontrolling interests	1	(2)	(1)
Total earnings before income taxes	$427	$384	$241

Schedule of components of total income taxes

	Years ended December 31,
(Millions of dollars)	2017	2016	2015
Current:
Federal	$118	$(1)	$52
Foreign	19	21	20
State and local	2	7	6
Deferred:
Federal	20	36	(14)
Foreign	10	4	8
State and local	12	3	(3)
Income tax expense	181	70	69
Unrealized changes in other comprehensive loss	(3)	(12)	—
Total income taxes	$178	$58	$69

Schedule of components of the net deferred income tax liability

	December 31,
(Millions of dollars)	2017	2016
Deferred income tax liabilities:
Depreciation	$92	$112
Domestic partnerships	92	69
LIFO	3	10
Cash basis farming adjustment	5	9
Other	17	18
	$209	$218
Deferred income tax assets:
Reserves/accruals	$61	$83
Deferred earnings of foreign subsidiaries	24	45
Net operating and capital loss carry-forwards	51	50
Tax credit carry-forwards	14	13
Other	6	8
	156	199
Valuation allowance	59	58
Net deferred income tax liability	$112	$77

Schedule of reconciliation of the beginning and ending amount of unrecognized tax benefits

(Millions of dollars)	2017	2016
Beginning balance at January 1	$13	$7
Additions for uncertain tax positions of prior years	3	6
Additions for uncertain tax positions of current year	3	2
Lapse of statute of limitations	(1)	(2)
Ending balance at December 31	$18	$13